CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 26	$ 1,010
Accounts receivable	185	388
Prepaids and deposits	58	29
Current Assets	269	1,427
Non-current
Deposits	215	212
Exploration and evaluation assets		8
Property and equipment	2,681	17,162
Total Assets	3,165	18,809
Current
Accounts payable and accrued liabilities	2,057	1,291
Loans from related parties	1,542	1,458
Convertible debt	32
Flow-through shares liability		93
Financial contract liability		6,752
Current Liabilities	3,631	9,594
Non-current
Loans from related parties	3,553	3,150
Convertible debt	356
Decommissioning liability	3,808	3,971
Total Liabilities	11,348	16,715
SHAREHOLDERS' EQUITY (DEFICIT)
Share capital	101,715	101,715
Contributed surplus	13,934	13,752
Deficit	(127,477)	(115,845)
Accumulated other comprehensive income	3,645	2,472
Total Shareholders' Equity (Deficit)	(8,183)	2,094
Total Liabilities and Shareholders' Equity (Deficit)	$ 3,165	$ 18,809